FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-4417
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Registrant: California Investment Trust
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Registrant Address: 44 Montgomery Street, Suite 2100, San Francisco, CA  94104
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Agent for service: CT Corporation System, 101 Federal Street, Boston, MA  02110
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                                       and

                   IRRC, 1350 Connecticut Ave., N.W., Washington, D.C. 20036
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Registrant Telephone: (415) 398-2727
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Date of Fiscal Year End:  August 31, 2005
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Date of Reporting Period: July 1, 2004 - June 30, 2005
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There were no matters relating to a portfolio security considered at any shareholder meeting held during the reporting period of July 1, 2003 through June 30, 2004 with respect to which the registrant was entitled to vote.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust


By:     /s/ Stephen C. Rogers
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        Stephen C. Rogers, President

Date: August 30, 2005